Earnings per Common Share - Additional Information (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2015	Nov. 01, 2014	Oct. 31, 2015	Nov. 01, 2014	Jan. 31, 2015	Feb. 01, 2014
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share	578,890	459,431	661,314	3,920,333	2,971,140	5,230,200